Summary of significant accounting policies (Details) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Beginning balance of conversion features
Initial recognition of conversion feature		$ 2,421,000
Reclassification to equity of conversion features		(13,000)
Reclassification to APIC due to note settlements, exchanges or conversions	$ (1,979,000)
Change in fair value of conversion features		444,000
Ending balance of conversion features		2,852,000
Beginning balance of warrant liability
Initial recognition of warrant liability		3,917,000
Reclassification to equity of warrant liability
Change in fair value of warrant liability		(3,013,000)
Ending balance of warrant liability		904,000
Unbilled Contracts Receivable	2,133,000	1,137,000	310,000
Beginning balance	3,756,000
Initial recognition		6,338,000
Reclassification to equity		(13,000)
Change in fair value	1,777,000	(2,569,000)
Ending balance		3,756,000
March 2019 Conversion Feature [Member]
Beginning balance of conversion features		2,852,000	$ 0
Reclassification to APIC due to note settlements, exchanges or conversions	(1,784,000)
Change in fair value of conversion features	1,068,000	(444,000)
Ending balance of conversion features		2,852,000
March 2019 Warrant Liability [Member]
Reclassification to APIC due to note settlements, exchanges or conversions	(195,000)
Beginning balance of warrant liability		904,000
Change in fair value of warrant liability	$ 709,000	3,013,000
Ending balance of warrant liability		$ 904,000